ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2025
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties	RMB	RMB	US Dollars
Trade accounts receivable	¥39,825,619	¥37,916,569	$5,292,949
Allowance for credit losses	(1,193,857)	(2,064,085)	(288,135)
Total third-parties, net	¥38,631,762	¥35,852,484	$5,004,814

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties- long-term	RMB	RMB	US Dollars
Trade accounts receivable	¥774,604	¥886,267	$123,718
Allowance for credit losses	(774,604)	(886,267)	(123,718)
Total third-parties, net	¥—	¥—	$—

Net recovery of provision for credit losses of accounts receivable due from third parties was ¥8,767,356 for the year ended June 30, 2023. Provision for credit losses of accounts receivable due from third parties was ¥973,012 for the year ended June 30, 2024. Provision for credit losses of accounts receivable due from third parties was ¥981,891($137,066) for the year ended June 30, 2025.

As the date of this report, approximately 32.8%, or ¥11.75 million ($1.6 million) of net outstanding balance as of June 30, 2025 has been collected.

Movement of allowance for doubtful accounts is as follows:

	June 30,	June 30,	June 30,
	2024	2025	2025
	RMB	RMB	US Dollars
Beginning balance	¥995,449	¥1,968,461	$274,787
Charge to credit losses	973,012	981,891	137,066
Ending balance	¥1,968,461	¥2,950,352	$411,853